Profit for the year (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment losses on assets
Bad debt allowance on trade receivables (Note 38)	$ 964,000	$ 301,000	$ 201,000
Reversal of bad debt allowance on doubtful trade receivables (Note 38)	(27,000)	(438,000)	(1,603,000)
Reversal of bad debt allowance on doubtful other receivables			(8,809,000)
Impairment losses on inventory (Note 23)	6,412,000	46,857,000	3,706,000
Impairment losses on tangible assets (Note 16)	990,000	0	7,529,000
Impairment losses on intangible assets (Note 17)	8,228,000
Impairment loss on assets	16,567,000	46,720,000	1,024,000
Depreciation and amortization expense
Depreciation of property, plant and equipment (Note 16)	994,642,000	906,034,000	673,161,000
Amortization of intangible assets (Note 17)	51,595,000	63,098,000	55,080,000
Amortization of land use right	2,173,000	2,250,000	1,625,000
Total depreciation and amortisation expense	1,048,410,000	971,382,000	729,866,000
Employee benefits expense
Wages, salaries and social security contributions	550,060,000	499,238,000	378,709,000
Bonus	64,130,000	57,289,000	123,313,000
Non-monetary benefits	48,837,000	47,204,000	31,686,000
Equity-settled share-based payments (Note 37)	11,661,000	18,214,000	14,210,000
Total employee benefits expense	674,688,000	621,945,000	547,918,000
Royalties expense
Royalties expense	30,678,000	37,466,000	37,023,000
Government funding
For specific R&D projects (see Note 34)	(105,258,000)	(82,245,000)	(52,517,000)
For specific intended use (Note 34)	(51,695,000)	(51,626,000)	(21,181,000)
Government funding	(156,953,000)	(133,871,000)	(73,698,000)
Auditors' remuneration
Audit services	1,372,000	1,413,000	1,529,000
Non-audit services	1,255,000	85,000	587,000
Auditor's remuneration	$ 2,627,000	$ 1,498,000	$ 2,116,000